Related Party Transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Settlement amount		$ 117,930,000
Loss from sale of receivables		97,325,000	$ 72,635,000	$ 35,610,000
Company held investments		781,523,000	358,352,000
Earned interest from these investments	[1]	326,442,000	268,418,000	144,326,000
Accounts receivable		401	42
Net revenue		72,918,123,000	72,613,910,000	65,042,706,000
Total amount of purchases		349,543,000	658,638,000	99,976,000
Commitments agreements amount		61,926,000	85,478,000
Certificado de Depósito Interbancário [Member]
Related Party Transactions (Details) [Line Items]
Earned interest from these investments		26,205,000	1,448,000	1,083,000
Sponsor of Institute Germinare [Member]
Related Party Transactions (Details) [Line Items]
General and administrative expenses		22,535,000	34,625,000	4,475,000
JBJ Agropecuária Ltd [Member]
Related Party Transactions (Details) [Line Items]
Accounts receivable		878,000	558,000
Net revenue		5,039,000	12,844,000	2,555,000
JBS S.A. and Manufactures Soaps [Member]
Related Party Transactions (Details) [Line Items]
Accounts receivable		6,927,000	6,585,000
J&F. Flora [Member]
Related Party Transactions (Details) [Line Items]
Net revenue		65,397,000	159,095,000	43,777,000
Total amount of purchases		$ 0	$ 2,631	$ 83

[1]	For the year ended December 31, 2023,2022 and 2021 the amount of US$117,866, US$110,677 and US$61,024, respectively, refers to interest income from present value adjustments. In addition, for the year ended December 31, 2023, the amount of US$105,839 (US$68,478 and US$24,156 for the year ended December 31, 2022 and 2021 respectively), refers to interest income from short-term investments.